Derivative financial instruments - Schedule of maturity profile of commodity contract derivatives (Details) - GBP (£) £ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Assets	£ 429	£ 587
Liabilities	(1,293)	(1,013)
Total	(864)	(426)
Commodity contract derivatives
Disclosure of detailed information about financial instruments [line items]
Assets	66	289
Liabilities	(174)	(22)
Total	(108)	267
Commodity contract derivatives | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Assets	53	248
Liabilities	(129)	(8)
Total	(76)	240
Commodity contract derivatives | Over 12 months past due
Disclosure of detailed information about financial instruments [line items]
Assets	13	41
Liabilities	(45)	(14)
Total	(32)	27
Commodity contract derivatives | In 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Assets	11	34
Liabilities	(29)	(6)
Total	(18)	28
Commodity contract derivatives | In 2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Assets	2	5
Liabilities	(15)	(5)
Total	(13)	0
Commodity contract derivatives | In 3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Assets	0	2
Liabilities	(1)	(2)
Total	(1)	0
Commodity contract derivatives | In 4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Assets	0	0
Liabilities	0	(1)
Total	£ 0	£ (1)